Note 36 - Related Party Transactions - Summary of Transactions with Related Party Pension Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Summary of Transactions with Related Party Pension Plans
Equity shares issued by the Group held in plan assets	€ 1	€ 1
Other assets	0	0
Fees paid from plan assets to asset managers of the Group	23	24
Market value of derivatives with a counterparty of the Group	(252)	(692)
Notional amount of derivatives with a counterparty of the Group	€ 9,223	€ 7,325